Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segments	Operating segments
Operating segments are disclosed based on internal information that is used by the chief operating decision maker to allocate resources and to assess performance. The chief operating decision-maker, responsible for allocating resources, evaluating the performance of the operating segments and responsible for making strategic decisions for the Group, is the CEO, together with the Board of Directors.
Profit by operating segment
Each operating segment is composed of one or more legal entities. The measurement of profit by operating segment takes into account all revenues and expenses recognized by the companies that make up each segment.
Transactions between segments are carried out in terms and rates compatible with those practiced with third parties, where applicable. The Group does not have any customer accounting for more than 10% of its total net revenue.
a.Banking & Spending
This segment includes banking products and services such as current accounts, debit and credit cards, deposits, loans, advances to customers, debt collection activities and other services provided to customers, mainly through Inter app. The segment also includes foreign exchange services, remittances of funds between countries, including the Global Account digital solution, card payment solutions (including Inter Pag), together with the investment funds consolidated by the Group.
b.Investments
This segment is responsible for operations related to the acquisition, sale and custody of securities, the structuring and distribution of securities in the capital market and operations related to the management of fund portfolios and other assets (purchase, sale, risk management). Revenues consist primarily of administration fees and commissions charged to investors for the rendering of such services.
c.Insurance Brokerage
This segment offers insurance products underwritten by insurance companies with which Inter has an agreement (‘partner insurance companies’), including life, property and automobile insurance and pension products, as well as consortium products provided by a third party with whom Inter has a commercial agreement. The income from brokerage commissions, net of estimated cancellations, is recognized in the Statements of Income when services are provided, that is, when the performance obligation is fulfilled upon sale to the customer.
d.Inter Shop
This segment includes sales of goods and/or services to Inter’s clients through our digital platform in partnership with other companies; in addition to the initiative to offer BNPL (Buy Now Pay Later) operations to customers. The segment income basically comprises commissions received for sales and/or for the rendering of these services.
Segment information

	As of for the year ended December 31, 2025
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	8,493,406	23,530	—	88,984	8,605,920	67,518	(34,962)	8,638,477
Interest expenses	(6,071,168)	(17,812)	—	—	(6,088,980)	(23,358)	135,210	(5,977,127)
Income from securities, derivatives and foreign exchange	3,363,378	93,190	11,375	60,021	3,527,964	309,129	(224,624)	3,612,469
Net interest income and income from securities, derivatives and foreign exchange	5,785,616	98,908	11,375	149,005	6,044,904	353,289	(124,376)	6,273,819

Net revenues from services and commissions	1,319,900	159,400	281,415	234,429	1,995,144	77,220	(64,269)	2,008,095
Expenses from services and commissions	(72,380)	(2)	(99,158)	(10,501)	(182,043)	(159)	—	(182,202)
Other revenues	301,501	188	41,037	34,517	377,243	204,435	(280,452)	301,226
Revenues	7,334,637	258,494	234,669	407,450	8,235,250	634,785	(469,097)	8,400,938

Impairment losses on financial assets	(2,412,372)	(321)	—	—	(2,412,693)	(3,660)	—	(2,416,353)
Administrative expenses	(2,048,945)	(89,889)	(17,012)	(72,330)	(2,228,176)	(26,964)	54,536	(2,200,604)
Personnel expenses	(821,938)	(82,257)	(26,350)	(61,795)	(992,340)	(107,670)	9,677	(1,090,333)
Tax expenses	(460,614)	(21,211)	(26,929)	(49,211)	(557,965)	(170,769)	—	(728,734)
Depreciation and amortization	(317,876)	(6,106)	(2,492)	(11,249)	(337,723)	(3,004)	—	(340,727)
Profit before income tax	1,272,892	58,710	161,886	212,865	1,706,353	322,718	(404,884)	1,624,187

Income tax	(81,143)	(17,473)	(53,705)	(74,275)	(226,596)	(270)	—	(226,866)

Profit for the year	1,191,749	41,237	108,182	138,589	1,479,757	322,448	(404,884)	1,397,321

Total assets	96,813,106	887,911	404,279	792,270	98,897,566	4,958,428	(5,244,476)	98,611,518
Total liabilities	88,927,374	436,771	154,114	688,430	90,206,689	1,146,080	(3,134,213)	88,218,556
Total equity	7,885,732	451,140	250,165	103,840	8,690,877	3,812,348	(2,110,263)	10,392,962

	As of for the year ended December 31, 2024
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	4,985,979	11,400	—	82,275	5,079,654	66,397	(6,838)	5,139,213
Interest expenses	(3,360,985)	(11,772)	—	—	(3,372,757)	(5,769)	66,888	(3,311,638)
Income from securities, derivatives and foreign exchange	2,510,861	92,745	4,165	33,435	2,641,206	48,937	(60,974)	2,629,169
Net interest income and income from securities, derivatives and foreign exchange	4,135,855	92,373	4,165	115,710	4,348,103	109,565	(924)	4,456,744

Net revenues from services and commissions	1,236,722	135,281	196,399	178,720	1,747,122	35,579	(29,421)	1,753,280
Expenses from services and commissions	(73,881)	—	(58,854)	(10,685)	(143,420)	(10)	—	(143,430)
Other revenues	348,005	28,027	46,671	38,356	461,059	209,846	(337,334)	333,571
Revenues	5,646,701	255,681	188,381	322,101	6,412,864	354,980	(367,679)	6,400,165

Impairment losses on financial assets	(1,797,731)	—	—	—	(1,797,731)	(1,721)	—	(1,799,452)
Administrative expenses	(1,606,421)	(73,573)	(9,554)	(55,767)	(1,745,315)	(32,256)	8,516	(1,769,055)
Personnel expenses	(732,862)	(75,396)	(23,479)	(49,825)	(881,562)	(77,106)	20,907	(937,761)
Tax expenses	(306,839)	(17,538)	(20,910)	(56,193)	(401,480)	(75,557)	—	(477,037)
Depreciation and amortization	(190,890)	(6,123)	(1,756)	(9,750)	(208,519)	(310)	—	(208,829)
Income from equity interests in associates	(2,480)	—	—	—	(2,480)	—	—	(2,480)
Profit before income tax	1,009,478	83,051	132,682	150,566	1,375,777	168,030	(338,256)	1,205,550

Income tax	(82,444)	(26,049)	(41,618)	(89,541)	(239,652)	6,943	—	(232,709)

Profit for the year	927,034	57,002	91,064	61,025	1,136,125	174,973	(338,256)	972,841

Total assets	75,189,468	834,510	339,776	566,010	76,929,764	2,240,421	(2,711,755)	76,458,430
Total liabilities	67,353,349	407,083	148,221	558,571	68,467,224	829,357	(1,910,458)	67,386,123
Total equity	7,836,119	427,427	191,555	7,439	8,462,540	1,411,064	(801,297)	9,072,307

	As of for the year ended December 31, 2023
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	4,500,962	17,915	—	39,075	4,557,952	7,093	(15,218)	4,549,827
Interest expenses	(2,868,962)	(30,466)	—	—	(2,899,428)	(13,649)	25,504	(2,887,573)
Income from securities, derivatives and foreign exchange	1,554,592	51,302	2,083	34,461	1,642,438	2,391	(10,286)	1,634,543
Net interest income and income from securities, derivatives and foreign exchange	3,186,592	38,751	2,083	73,536	3,300,962	(4,165)	—	3,296,797

Net revenues from services and commissions	919,740	100,379	121,278	155,537	1,296,934	7,448	—	1,304,382
Expenses from services and commissions	(135,301)	(253)	—	(4)	(135,558)	(24)	—	(135,582)
Other revenues	367,995	18,444	49,798	25,511	461,748	5,241	(180,010)	286,979
Revenues	4,339,026	157,321	173,159	254,580	4,924,086	8,500	(180,010)	4,752,576

Impairment losses on financial assets	(1,534,297)	—	—	(6,013)	(1,540,310)	(1,274)	—	(1,541,584)
Administrative expenses	(1,266,642)	(69,331)	(47,679)	(59,662)	(1,443,314)	(18,034)	—	(1,461,348)
Personnel expenses	(641,813)	(70,498)	(18,945)	(37,611)	(768,867)	(21,872)	—	(790,739)
Tax expenses	(249,029)	(12,917)	(15,723)	(35,137)	(312,806)	(13,778)	—	(326,584)
Depreciation and amortization	(145,077)	(5,022)	(1,045)	(9,095)	(160,239)	(201)	—	(160,440)
Income from equity interests in associates	(32,040)	—	—	—	(32,040)	—	—	(32,040)
Profit / (loss) before income tax	470,128	(447)	89,767	107,062	666,510	(46,659)	(180,010)	439,841

Income tax	(6,950)	3,046	(30,380)	(52,623)	(86,907)	(674)	—	(87,581)

Profit / (loss) for the year	463,178	2,599	59,387	54,439	579,603	(47,333)	(180,010)	352,260

Total assets	60,102,556	570,182	211,213	337,810	61,221,761	96,447	(966,411)	60,351,797
Total liabilities	52,501,608	326,926	96,198	141,600	53,066,332	(19,167)	(292,059)	52,755,106
Total equity	7,600,948	243,256	115,015	196,210	8,155,429	115,614	(674,352)	7,596,691